Accounts Receivable and Other - Components of Other Receivables and Prepaid Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Receivables [Abstract]
Deferred income taxes	$ 212,222	$ 199,908
Government authorities	41,449	1,260
Prepaid expenses	9,817	7,988
Interest receivable	3,514	3,574
Advances to suppliers	3,108	2,690
Note receivable		35,000
Other	614	491
Other receivables and prepaid expenses	$ 270,724	$ 250,911